Schedule of Investments (unaudited) July 31, 2019	iShares® iBonds® Dec 2028 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28 (Call 07/01/28)	$175	$192,966

Aerospace & Defense — 4.0%
Boeing Co. (The), 3.45%, 11/01/28 (Call 08/01/28)	225	234,918
General Dynamics Corp., 3.75%, 05/15/28 (Call 02/15/28)	325	354,490
L3Harris Technologies Inc.
4.40%, 06/15/28 (Call 03/15/28)	225	247,556
4.40%, 06/15/28 (Call 03/15/28)(a)	245	269,868
Northrop Grumman Corp., 3.25%, 01/15/28 (Call 10/15/27)	735	757,057
Spirit AeroSystems Inc., 4.60%, 06/15/28 (Call 03/15/28)(b)	305	324,749
United Technologies Corp., 4.13%, 11/16/28 (Call 08/16/28)	1,095	1,209,559

		3,398,197

Agriculture — 0.3%
Philip Morris International Inc., 3.13%, 03/02/28 (Call 12/02/27)	280	286,177

Airlines — 0.9%
American Airlines Pass Through Trust
Series 2016-2, Class AA, 3.20%, 06/15/28	131	133,250
Series 2016-3, Class AA, 3.00%, 10/15/28(b)	112	112,609
Delta Air Lines Inc., 4.38%, 04/19/28 (Call 01/19/28)	125	131,182
Spirit Airlines Pass Through Trust, Series 2015-1, Class A, 4.10%, 04/01/28(b)	152	159,376
United Airlines Pass Through Trust
Series 2016-1, Class AA, 3.10%, 07/07/28	139	140,544
Series 2016-2, Class AA, 2.88%, 10/07/28	83	82,608

		759,569

Auto Manufacturers — 1.5%
American Honda Finance Corp., 3.50%, 02/15/28	275	290,972
Ford Motor Co., 6.63%, 10/01/28	220	249,069
General Motors Co., 5.00%, 10/01/28 (Call 07/01/28)	335	352,293
General Motors Financial Co. Inc., 3.85%, 01/05/28 (Call 10/05/27)	55	54,208
Toyota Motor Corp., 3.67%, 07/20/28(b)	105	113,867
Toyota Motor Credit Corp., 3.05%, 01/11/28	210	217,394

		1,277,803

Banks — 10.4%
Banco Santander SA
3.80%, 02/23/28	415	426,483
4.38%, 04/12/28	400	428,052
Bank of New York Mellon Corp. (The)
3.00%, 10/30/28 (Call 07/30/28)(b)	145	146,837
3.40%, 01/29/28 (Call 10/29/27)	378	397,543
3.85%, 04/28/28	155	169,258
Barclays PLC, 4.34%, 01/10/28 (Call 01/10/27)	490	500,839
Citigroup Inc., 4.13%, 07/25/28	815	862,506
Discover Bank, 4.65%, 09/13/28 (Call 06/13/28)	380	418,464
Fifth Third Bancorp., 3.95%, 03/14/28 (Call 02/14/28)	245	264,916
ING Groep NV, 4.55%, 10/02/28	510	568,696
KeyCorp., 4.10%, 04/30/28	395	432,391
Lloyds Banking Group PLC, 4.38%, 03/22/28	915	970,229
Mitsubishi UFJ Financial Group Inc.
3.96%, 03/02/28	260	280,634
4.05%, 09/11/28	450	491,724
Mizuho Financial Group Inc., 4.02%, 03/05/28	200	217,400
Northern Trust Corp., 3.65%, 08/03/28 (Call 05/03/28)	200	215,452

Security	Par (000)	Value

Banks (continued)
PNC Bank N.A.
3.25%, 01/22/28 (Call 12/23/27)	$425	$441,906
4.05%, 07/26/28	135	146,776
Sumitomo Mitsui Financial Group Inc.
3.54%, 01/17/28	240	252,108
3.94%, 07/19/28	200	216,658
4.31%, 10/16/28	275	306,405
U.S. Bancorp., 3.90%, 04/26/28 (Call 03/24/28)	275	303,105
Westpac Banking Corp., 3.40%, 01/25/28(b)	310	329,465

		8,787,847

Beverages — 2.8%
Anheuser-Busch InBev Worldwide Inc., 4.00%, 04/13/28 (Call 01/13/28)	680	737,072
Constellation Brands Inc., 3.60%, 02/15/28 (Call 11/15/27)	415	432,202
Diageo Capital PLC, 3.88%, 05/18/28 (Call 02/18/28)	250	272,475
Keurig Dr Pepper Inc., 4.60%, 05/25/28 (Call 02/25/28)	805	883,399

		2,325,148

Biotechnology — 0.5%
Celgene Corp., 3.90%, 02/20/28 (Call 11/20/27)	410	439,778

Chemicals — 2.3%
Dow Chemical Co. (The), 4.80%, 11/30/28 (Call 08/30/28)(a)(b)	220	246,635
DuPont de Nemours Inc., 4.73%, 11/15/28 (Call 08/15/28)	805	904,449
Eastman Chemical Co., 4.50%, 12/01/28 (Call 09/01/28)	175	190,787
International Flavors & Fragrances Inc., 4.45%, 09/26/28 (Call 06/26/28)	125	136,479
PPG Industries Inc., 3.75%, 03/15/28 (Call 12/15/27)(b)	245	260,146
SASOL Financing USA LLC, 6.50%, 09/27/28 (Call 06/27/28)	200	224,790

		1,963,286

Commercial Services — 0.7%
IHS Markit Ltd., 4.75%, 08/01/28 (Call 05/01/28)	230	254,042
Moody’s Corp., 3.25%, 01/15/28 (Call 10/15/27)	115	117,511
Total System Services Inc., 4.45%, 06/01/28 (Call 03/01/28)	170	183,229

		554,782

Computers — 0.2%
International Business Machines Corp., 6.50%, 01/15/28	100	126,404

Cosmetics & Personal Care — 0.6%
Unilever Capital Corp., 3.50%, 03/22/28 (Call 12/22/27)(b)	435	466,611

Diversified Financial Services — 2.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.88%, 01/23/28 (Call 10/23/27)	150	151,492
Air Lease Corp., 4.63%, 10/01/28 (Call 07/01/28)(b)	195	211,187
Brookfield Finance Inc., 3.90%, 01/25/28 (Call 10/25/27)	160	163,971
Capital One Financial Corp., 3.80%, 01/31/28 (Call 12/31/27)	585	605,259
Charles Schwab Corp. (The), 3.20%, 01/25/28 (Call 10/25/27)	225	232,317
CME Group Inc., 3.75%, 06/15/28 (Call 03/15/28)	150	164,341
E*TRADE Financial Corp., 4.50%, 06/20/28 (Call 03/20/28)	100	106,842
Intercontinental Exchange Inc., 3.75%, 09/21/28 (Call 06/21/28)	240	259,308
Lazard Group LLC, 4.50%, 09/19/28 (Call 06/19/28)	260	278,398
Mastercard Inc., 3.50%, 02/26/28 (Call 11/26/27)	185	198,731

		2,371,846

Electric — 7.9%
AEP Texas Inc., 3.95%, 06/01/28 (Call 03/01/28)	50	54,041
Ameren Illinois Co., 3.80%, 05/15/28 (Call 02/15/28)	25	27,056
American Electric Power Co. Inc., Series J, 4.30%, 12/01/28 (Call 09/01/28)	205	226,092
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	135	148,385

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2028 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Berkshire Hathaway Energy Co., 3.25%, 04/15/28 (Call 01/15/28)	$280	$289,850
CenterPoint Energy Inc., 4.25%, 11/01/28 (Call 08/01/28)	250	272,075
Commonwealth Edison Co., 3.70%, 08/15/28 (Call 05/15/28)	236	255,128
Consolidated Edison Co. of New York Inc.
3.80%, 05/15/28 (Call 02/15/28)	85	92,157
Series D, 4.00%, 12/01/28 (Call 09/01/28)	160	176,562
Consumers Energy Co., 3.80%, 11/15/28 (Call 08/15/28)	180	197,087
Dominion Energy Inc., 4.25%, 06/01/28 (Call 03/01/28)	185	202,127
Dominion Energy South Carolina Inc., 4.25%, 08/15/28 (Call 05/15/28)	125	139,569
Duke Energy Carolinas LLC
3.95%, 11/15/28 (Call 08/15/28)	300	330,597
Series A, 6.00%, 12/01/28	25	30,873
Duke Energy Florida LLC, 3.80%, 07/15/28 (Call 04/15/28)	115	124,828
Duke Energy Progress LLC, 3.70%, 09/01/28 (Call 06/01/28)	339	366,832
Edison International, 4.13%, 03/15/28 (Call 12/15/27)	125	128,246
Enel Chile SA, 4.88%, 06/12/28	335	366,664
Entergy Louisiana LLC, 3.25%, 04/01/28 (Call 01/01/28)	105	108,943
Entergy Mississippi LLC, 2.85%, 06/01/28 (Call 03/01/28)	230	231,414
Eversource Energy, Series M, 3.30%, 01/15/28 (Call 10/15/27)	165	168,904
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)	215	232,052
Interstate Power & Light Co., 4.10%, 09/26/28 (Call 06/26/28)	125	135,362
Mississippi Power Co., 3.95%, 03/30/28 (Call 12/30/27)	100	106,299
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/28 (Call 11/07/27)	220	232,901
3.90%, 11/01/28 (Call 08/01/28)	39	42,512
Oklahoma Gas & Electric Co., 3.80%, 08/15/28 (Call 02/15/28)	100	106,325
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28 (Call 08/15/28)(a)	120	129,509
3.70%, 11/15/28 (Call 08/15/28)	150	162,150
Public Service Co. of Colorado, 3.70%, 06/15/28 (Call 12/15/27)	125	135,066
Public Service Electric & Gas Co.
3.65%, 09/01/28 (Call 06/01/28)	205	220,908
3.70%, 05/01/28 (Call 02/01/28)	100	107,989
Sempra Energy, 3.40%, 02/01/28 (Call 11/01/27)	306	309,954
Southern California Edison Co., Series B, 3.65%, 03/01/28 (Call 12/01/27)	155	162,341
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28 (Call 06/15/28)(b)	250	272,650
Virginia Electric & Power Co., Series A, 3.80%, 04/01/28 (Call 01/01/28)	170	183,586
Xcel Energy Inc., 4.00%, 06/15/28 (Call 12/15/27)	170	183,763

		6,660,797

Electrical Components & Equipment — 0.2%
Hubbell Inc., 3.50%, 02/15/28 (Call 11/15/27)	144	147,001

Electronics — 0.6%
Arrow Electronics Inc., 3.88%, 01/12/28 (Call 10/12/27)	175	173,602
Jabil Inc., 3.95%, 01/12/28 (Call 10/12/27)	160	158,872
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	150	160,731

		493,205

Engineering & Construction — 0.2%
Fluor Corp., 4.25%, 09/15/28 (Call 06/15/28)(b)	135	141,039

Environmental Control — 0.7%
Republic Services Inc., 3.95%, 05/15/28 (Call 02/15/28)	377	409,799
Waste Connections Inc., 4.25%, 12/01/28 (Call 09/01/28)	180	197,897

		607,696

Security	Par (000)	Value

Food — 2.6%
Campbell Soup Co., 4.15%, 03/15/28 (Call 12/15/27)(b)	$390	$410,268
Conagra Brands Inc., 4.85%, 11/01/28 (Call 08/01/28)(b)	635	703,021
General Mills Inc., 4.20%, 04/17/28 (Call 01/17/28)	585	635,977
Kellogg Co., 4.30%, 05/15/28 (Call 02/15/28)	205	225,109
Mondelez International Inc., 4.13%, 05/07/28 (Call 02/07/28)	225	243,587

		2,217,962

Gas — 0.3%
CenterPoint Energy Resources Corp., 4.00%, 04/01/28 (Call 01/01/28)	50	53,397
National Fuel Gas Co., 4.75%, 09/01/28 (Call 06/01/28)	100	104,738
Southwest Gas Corp., 3.70%, 04/01/28 (Call 01/01/28)	85	89,153

		247,288

Hand & Machine Tools — 0.2%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	75	78,374
Stanley Black & Decker Inc., 4.25%, 11/15/28 (Call 08/15/28)	100	111,644

		190,018

Health Care – Products — 1.0%
Boston Scientific Corp., 4.00%, 03/01/28 (Call 12/01/27)	345	372,604
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	210	229,664
Stryker Corp., 3.65%, 03/07/28 (Call 12/07/27)(b)	210	224,078

		826,346

Health Care – Services — 1.9%
Advocate Health & Hospitals Corp., 3.83%, 08/15/28 (Call 05/15/28)	40	43,135
Anthem Inc., 4.10%, 03/01/28 (Call 12/01/27)	464	493,330
Sutter Health, Series 2018, 3.70%, 08/15/28 (Call 05/15/28)	260	278,270
UnitedHealth Group Inc.
3.85%, 06/15/28	485	525,648
3.88%, 12/15/28	240	261,216

		1,601,599

Household Products & Wares — 0.5%
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)	175	194,810
Clorox Co. (The), 3.90%, 05/15/28 (Call 02/15/28)	195	213,478

		408,288

Insurance — 3.4%
American International Group Inc., 4.20%, 04/01/28 (Call 01/01/28)	290	311,263
Aon Corp., 4.50%, 12/15/28 (Call 09/15/28)	150	166,252
Assurant Inc., 4.90%, 03/27/28 (Call 12/27/27)	105	113,277
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	305	307,754
AXA Equitable Holdings Inc., 4.35%, 04/20/28 (Call 01/20/28)	620	651,657
Cincinnati Financial Corp., 6.92%, 05/15/28	50	64,195
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)	175	185,801
Fidelity National Financial Inc., 4.50%, 08/15/28 (Call 05/15/28)	175	183,776
Lincoln National Corp., 3.80%, 03/01/28 (Call 12/01/27)	150	157,622
Prudential Financial Inc., 3.88%, 03/27/28 (Call 12/27/27)	220	240,165
Torchmark Corp., 4.55%, 09/15/28 (Call 06/15/28)	225	245,680
Willis North America Inc., 4.50%, 09/15/28 (Call 06/15/28)	190	205,964

		2,833,406

Internet — 1.1%
Baidu Inc.
4.38%, 03/29/28 (Call 12/29/27)	25	26,487
4.88%, 11/14/28 (Call 08/14/28)(b)	310	341,546
Booking Holdings Inc., 3.55%, 03/15/28 (Call 12/15/27)	194	203,102
Expedia Group Inc., 3.80%, 02/15/28 (Call 11/15/27)	315	323,433

		894,568

Iron & Steel — 0.4%
Nucor Corp., 3.95%, 05/01/28 (Call 02/01/28)	280	303,786

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2028 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time — 0.3%
Royal Caribbean Cruises Ltd., 3.70%, 03/15/28 (Call 12/15/27)	$270	$272,025

Lodging — 1.0%
Hyatt Hotels Corp., 4.38%, 09/15/28 (Call 06/15/28)	190	202,620
Marriott International Inc./MD
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	100	110,611
Series X, 4.00%, 04/15/28 (Call 01/15/28)	125	131,446
Sands China Ltd., 5.40%, 08/08/28 (Call 05/08/28)	390	436,383

		881,060

Machinery — 1.9%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)	225	244,892
John Deere Capital Corp., 3.05%, 01/06/28	165	170,542
Nvent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	75	76,847
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)	210	220,630
Roper Technologies Inc., 4.20%, 09/15/28 (Call 06/15/28)	295	319,456
Wabtec Corp., 4.95%, 09/15/28 (Call 06/15/28)	510	549,112

		1,581,479

Manufacturing — 0.8%
3M Co., 3.63%, 09/14/28 (Call 06/14/28)	200	215,630
Ingersoll-Rand Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)	335	352,758
Textron Inc., 3.38%, 03/01/28 (Call 12/01/27)	100	100,491

		668,879

Media — 5.2%
CBS Corp.
3.38%, 02/15/28 (Call 11/15/27)	100	99,925
3.70%, 06/01/28 (Call 03/01/28)	285	291,244
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)	260	261,524
4.20%, 03/15/28 (Call 12/15/27)	510	527,523
Comcast Corp.
3.15%, 02/15/28 (Call 11/15/27)	785	805,159
3.55%, 05/01/28 (Call 02/01/28)	450	474,853
4.15%, 10/15/28 (Call 07/15/28)	1,215	1,338,906
Discovery Communications LLC, 3.95%, 03/20/28 (Call 12/20/27)	575	593,820

		4,392,954

Metal Fabricate & Hardware — 0.2%
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	166	173,105

Mining — 0.3%
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	160	215,347

Oil & Gas — 4.9%
Apache Corp., 4.38%, 10/15/28 (Call 07/15/28)	360	365,537
BP Capital Markets America Inc.
3.94%, 09/21/28 (Call 06/21/28)	275	298,361
4.23%, 11/06/28 (Call 08/06/28)	535	594,406
BP Capital Markets PLC, 3.72%, 11/28/28 (Call 08/28/28)	465	497,773
Concho Resources Inc., 4.30%, 08/15/28 (Call 05/15/28)	300	321,348
Continental Resources Inc./OK, 4.38%, 01/15/28 (Call 10/15/27)(b)	270	279,744
Marathon Petroleum Corp., 3.80%, 04/01/28 (Call 01/01/28)	160	163,298
Noble Energy Inc., 3.85%, 01/15/28 (Call 10/15/27)	320	325,456
Phillips 66, 3.90%, 03/15/28 (Call 12/15/27)(b)	210	222,466
Shell International Finance BV, 3.88%, 11/13/28 (Call 08/13/28)	385	422,534
Total Capital SA, 3.88%, 10/11/28	360	395,917
Valero Energy Corp., 4.35%, 06/01/28 (Call 03/01/28)	245	262,197

		4,149,037

Security	Par (000)	Value

Oil & Gas Services — 0.2%
Patterson-UTI Energy Inc., 3.95%, 02/01/28 (Call 11/01/27)(b)	$150	$146,561

Packaging & Containers — 0.4%
WRKCo Inc.
3.90%, 06/01/28 (Call 03/01/28)(b)	135	139,374
4.00%, 03/15/28 (Call 12/15/27)	170	177,164

		316,538

Pharmaceuticals — 9.7%
AbbVie Inc., 4.25%, 11/14/28 (Call 08/14/28)	645	688,660
Cigna Corp., 4.38%, 10/15/28 (Call 07/15/28)(a)	1,275	1,380,379
CVS Health Corp., 4.30%, 03/25/28 (Call 12/25/27)	2,330	2,473,388
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	702	767,265
Johnson & Johnson, 2.90%, 01/15/28 (Call 10/15/27)	480	497,241
McKesson Corp., 3.95%, 02/16/28 (Call 11/16/27)	190	197,786
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)	275	289,435
Pfizer Inc., 3.60%, 09/15/28 (Call 06/15/28)	475	508,426
Pharmacia LLC, 6.60%, 12/01/28	170	221,228
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)(b)	395	426,466
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28 (Call 08/26/28)(a)	400	459,008
Zoetis Inc., 3.90%, 08/20/28 (Call 05/20/28)	250	268,202

		8,177,484

Pipelines — 5.3%
Enable Midstream Partners LP, 4.95%, 05/15/28 (Call 02/15/28)	240	248,470
Energy Transfer Operating LP, 4.95%, 06/15/28 (Call 03/15/28)	258	281,509
Enterprise Products Operating LLC, 4.15%, 10/16/28 (Call 07/16/28)	375	405,832
EQM Midstream Partners LP, 5.50%, 07/15/28 (Call 04/15/28)	260	257,285
Kinder Morgan Inc./DE, 4.30%, 03/01/28 (Call 12/01/27)	500	535,155
MPLX LP, 4.00%, 03/15/28 (Call 12/15/27)	515	532,330
ONEOK Inc., 4.55%, 07/15/28 (Call 04/15/28)	267	287,538
Phillips 66 Partners LP, 3.75%, 03/01/28 (Call 12/01/27)	257	262,328
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28 (Call 09/15/27)	385	402,521
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	25	31,320
TransCanada PipeLines Ltd., 4.25%, 05/15/28 (Call 02/15/28)	580	626,214
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28 (Call 12/15/27)	170	179,670
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	121	130,370
Western Midstream Operating LP
4.50%, 03/01/28 (Call 12/01/27)	165	162,477
4.75%, 08/15/28 (Call 05/15/28)	155	155,065

		4,498,084

Real Estate Investment Trusts — 5.7%
Alexandria Real Estate Equities Inc., 3.95%, 01/15/28 (Call 10/15/27)	150	159,379
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	168	175,555
American Tower Corp., 3.60%, 01/15/28 (Call 10/15/27)	195	200,433
AvalonBay Communities Inc., 3.20%, 01/15/28 (Call 10/15/27)(b)	40	41,374
Boston Properties LP, 4.50%, 12/01/28 (Call 09/01/28)	360	403,319
Camden Property Trust, 4.10%, 10/15/28 (Call 07/15/28)	100	109,587
Crown Castle International Corp., 3.80%, 02/15/28 (Call 11/15/27)	355	370,698
Digital Realty Trust LP, 4.45%, 07/15/28 (Call 04/15/28)	350	380,513
Duke Realty LP, 4.00%, 09/15/28 (Call 06/15/28)	115	123,150
EPR Properties, 4.95%, 04/15/28 (Call 01/15/28)	135	144,740
ERP Operating LP
3.50%, 03/01/28 (Call 12/01/27)	260	274,212
4.15%, 12/01/28 (Call 09/01/28)	200	222,010

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2028 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
GLP Capital LP/GLP Financing II Inc., 5.75%, 06/01/28 (Call 03/03/28)	$180	$201,272
Healthcare Realty Trust Inc., 3.63%, 01/15/28 (Call 10/15/27)	150	153,151
Highwoods Realty LP, 4.13%, 03/15/28 (Call 12/15/27)	110	115,166
Hospitality Properties Trust, 3.95%, 01/15/28 (Call 07/15/27)	125	117,894
Kilroy Realty LP, 4.75%, 12/15/28 (Call 09/15/28)	75	83,202
Mid-America Apartments LP, 4.20%, 06/15/28 (Call 03/15/28)	50	54,104
National Retail Properties Inc., 4.30%, 10/15/28 (Call 07/15/28)	170	184,732
Omega Healthcare Investors Inc., 4.75%, 01/15/28 (Call 10/15/27)	185	196,814
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)	130	131,942
Prologis LP, 3.88%, 09/15/28 (Call 06/15/28)	25	27,130
Realty Income Corp., 3.65%, 01/15/28 (Call 10/15/27)	205	215,873
Regency Centers LP, 4.13%, 03/15/28 (Call 12/15/27)	125	134,604
STORE Capital Corp., 4.50%, 03/15/28 (Call 12/15/27)	65	68,654
UDR Inc., 3.50%, 01/15/28 (Call 10/15/27)	60	61,958
Ventas Realty LP, 4.00%, 03/01/28 (Call 12/01/27)	175	186,216
Welltower Inc., 4.25%, 04/15/28 (Call 01/15/28)	250	269,405

		4,807,087

Retail — 4.0%
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)(b)	285	303,388
Dollar General Corp., 4.13%, 05/01/28 (Call 02/01/28)	145	155,562
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	380	396,101
Home Depot Inc. (The), 3.90%, 12/06/28 (Call 09/06/28)	385	425,248
McDonald’s Corp., 3.80%, 04/01/28 (Call 01/01/28)	335	361,586
Nordstrom Inc., 6.95%, 03/15/28	105	122,496
O’Reilly Automotive Inc., 4.35%, 06/01/28 (Call 03/01/28)	205	223,464
Starbucks Corp.
3.50%, 03/01/28 (Call 12/01/27)(b)	110	115,789
4.00%, 11/15/28 (Call 08/15/28)(b)	319	348,734
Walmart Inc., 3.70%, 06/26/28 (Call 03/26/28)	855	933,489

		3,385,857

Semiconductors — 0.9%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28 (Call 10/15/27)	360	338,828
Marvell Technology Group Ltd., 4.88%, 06/22/28 (Call 03/22/28)	215	231,054
NXP BV/NXP Funding LLC, 5.55%, 12/01/28 (Call 09/01/28)(a)	175	198,128

		768,010

Software — 1.1%
Fidelity National Information Services Inc., Series 10Y, 4.25%, 05/15/28 (Call 02/15/28)	25	27,334
Fiserv Inc., 4.20%, 10/01/28 (Call 07/01/28)	450	491,292
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)	395	426,829

		945,455

Telecommunications — 4.7%
AT&T Inc., 4.10%, 02/15/28 (Call 11/15/27)	645	684,668
British Telecommunications PLC, 5.13%, 12/04/28 (Call 09/04/28)(b)	340	383,217
Motorola Solutions Inc., 4.60%, 02/23/28 (Call 11/23/27)	320	337,091
Verizon Communications Inc., 4.33%, 09/21/28	1,275	1,414,307

Security	Par/ Shares (000)	Value

Telecommunications (continued)
Vodafone Group PLC, 4.38%, 05/30/28	$1,060	$1,150,354

		3,969,637

Transportation — 3.1%
Canadian National Railway Co., 6.90%, 07/15/28	200	263,780
Canadian Pacific Railway Co., 4.00%, 06/01/28 (Call 03/01/28)	195	212,854
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)(b)	205	220,728
CSX Corp., 3.80%, 03/01/28 (Call 12/01/27)	320	342,730
FedEx Corp.
3.40%, 02/15/28 (Call 11/15/27)(b)	295	304,059
4.20%, 10/17/28 (Call 07/17/28)(b)	160	174,130
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	65	67,693
Norfolk Southern Corp., 3.80%, 08/01/28 (Call 05/01/28)	260	280,636
Union Pacific Corp., 3.95%, 09/10/28 (Call 06/10/28)	650	709,754

		2,576,364

Trucking & Leasing — 0.3%
GATX Corp.
3.50%, 03/15/28 (Call 12/15/27)	50	50,528
4.55%, 11/07/28 (Call 08/07/28)	158	172,136

		222,664

Water — 0.3%
American Water Capital Corp., 3.75%, 09/01/28 (Call 06/01/28)	205	219,541

Total Corporate Bonds & Notes — 98.5% (Cost: $78,261,714)		82,890,581

Short-Term Investments

Money Market Funds — 8.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(c)(d)(e)	5,986	5,989,409
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(c)(d)	933	933,000

		6,922,409

Total Short-Term Investments — 8.2% (Cost: $6,920,839)		6,922,409

Total Investments in Securities — 106.7% (Cost: $85,182,553)		89,812,990

Other Assets, Less Liabilities — (6.7)%		(5,669,845)

Net Assets — 100.0%		$84,143,145

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2028 Term Corporate ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)	Par/Shares Held at 07/31/19 (000)	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	225	5,761	(a)	—	5,986	$5,989,409	$9,824	(b)	$413	$1,571
BlackRock Cash Funds: Treasury, SL Agency Shares	274	659	(a)	—	933	933,000	4,668		—	—
PNC Bank N.A., 3.25%, 01/22/28(c)	250	175		—	425	N/A	8,959		—	30,226

						$6,922,409	$23,451		$413	$31,797

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$82,890,581	$—	$82,890,581
Money Market Funds	6,922,409	—	—	6,922,409

	$6,922,409	$82,890,581	$—	$89,812,990